SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2018 ₪ / $ R$ / $ $ / $	Dec. 31, 2017 ₪ / $ R$ / $ $ / $	Dec. 31, 2016 ₪ / $ R$ / $ $ / $
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | ₪ / $		3.748	3.467	3.845
Increase (decrease) during the year: Exchange rate of one US dollar		8.10%	(9.83%)	(1.46%)
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | R$ / $		3.8748	3.3080	3.2591
Increase (decrease) during the year: Exchange rate of one US dollar		17.13%	1.50%	(16.54%)
ZMK [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar | $ / $	[1]	37.801	18.774	15.850
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	101.35%	18.45%	21.87%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[2]	113.95	113.05	112.59
Increase (decrease) during the year: Exchange rate of one US dollar	[2]	0.80%	0.40%	(0.20%)

[1]	Commencing the third quarter of 2018 the Argentinian economy declared as a hyperinflationary economy (See above).
[2]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.